Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes
Income Taxes

(C.5) Income Taxes

Accounting Policies, Judgments, and Estimates

In 2018, we adopted the IFRS Interpretations Committee’s agenda decision on the accounting for interest and penalties related to income taxes. As a result, interest and penalties which are related to income taxes but do not, themselves, meet the definition of income taxes are now presented,

–   in our statement of financial position, under other non-financial assets or other non-financial liabilities/provisions, and

–   in our income statement, depending on the nature of the items either in financial income or other non-operating income/expense.

Previously, these items were classified as income taxes. Prior-period numbers were adjusted to conform to the new classification. The following table summarizes the impact on our Consolidated Statements of Financial Position.

	Adjustments as at	Adjustments as at
€ millions	12/31/2017	12/31/2016
Other non-financial assets	66	65
Tax assets	-91	-80
Total non-current assets	-25	-15
Total assets	-25	-15

Tax liabilities	-36	-32
Provisions	36	32
Total non-current liabilities	0	0
Total liabilities	0	0

Retained earnings	-25	-15
Equity attributable to owners of parent	-25	-15
Total equity	-25	-15
Total equity and liabilities	-25	-15

Judgment is required in evaluating whether interest or penalties related to income taxes meet the definition of income taxes, and, if not, whether it is of financial nature. In this judgment, we particularly consider applicable local tax laws and interpretations on IFRS by national standard setters in the area of group financial reporting.

We are subject to changing tax laws in multiple jurisdictions within the countries in which we operate. Our ordinary business activities also include transactions where the ultimate tax outcome is uncertain due to different interpretations of tax laws, such as those involving revenue sharing and cost reimbursement arrangements between SAP Group entities. In addition, the amount of income taxes we pay is generally subject to ongoing audits by domestic and foreign tax authorities. As a result, judgment is necessary in determining our worldwide income tax provisions. We make our estimates about the ultimate resolution of our tax uncertainties based on current tax laws and our interpretation thereof. Changes to the assumptions underlying these estimates and outcomes that differ from these assumptions could require material adjustments to the carrying amount of our income tax provisions.

The assessment whether a deferred tax asset is impaired requires judgment, as we need to estimate future taxable profits to determine whether the utilization of the deferred tax asset is probable. In evaluating our ability to utilize our deferred tax assets, we consider all available positive and negative evidence, including the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable. Our judgment regarding future taxable income is based on assumptions about future market conditions and future profits of SAP. Changes to these assumptions and outcomes that differ from these assumptions could require material adjustments to the carrying amount of our deferred tax assets.

Tax Expense by Geographic Location

€ millions	2018	2017	2016
Current tax expense
Germany	733	935	866
Foreign	1,019	716	537
Total current tax expense	1,752	1,651	1,403
Deferred tax expense/income
Germany	57	-584	-38
Foreign	-298	-84	-123
Total deferred tax income	-241	-668	-161
Total income tax expense	1,511	983	1,242

Major Components of Tax Expense

€ millions	2018	2017	2016
Current tax expense/income
Tax expense for current year	1,665	1,623	1,412
Taxes for prior years	87	28	-9
Total current tax expense	1,752	1,651	1,403
Deferred tax expense/income
Origination and reversal of temporary differences	-501	-891	-403
Unused tax losses, research and development tax credits, and foreign tax credits	260	223	242
Total deferred tax income	-241	-668	-161
Total income tax expense	1,511	983	1,242

Profit Before Tax by Geographic Location

€ millions	2018	2017	2016
Germany	3,106	2,788	3,118
Foreign	2,494	2,241	1,754
Total	5,600	5,029	4,872

The following table reconciles the expected income tax expense, computed by applying our combined German tax rate of 26.4% (2017: 26.4%; 2016: 26.4%), to the actual income tax expense. Our 2018 combined German tax rate includes a corporate income tax rate of 15.0% (2017: 15.0%; 2016: 15.0%), plus a solidarity surcharge of 5.5% (2017: 5.5%; 2016: 5.5%) thereon, and trade taxes of 10.6% (2017: 10.6%; 2016: 10.6%).

Relationship Between Tax Expense and Profit Before Tax

€ millions, unless otherwise stated	2018	2017	2016
Profit before tax	5,600	5,029	4,872
Tax expense at applicable tax rate of 26.4% (2017: 26.4%; 2016: 26.4%)	1,478	1,327	1,286
Tax effect of:
Foreign tax rates	-147	-403	-107
Changes in tax laws and tax rates	0	-212	3
Non-deductible expenses	106	82	78
Tax-exempt income	-38	-95	-106
Withholding taxes	91	131	112
Research and development and foreign tax credits	-33	-26	-36
Prior-year taxes	-17	-26	-30
Reassessment of deferred tax assets, research and development tax credits, and foreign tax credits	58	185	43
Other	13	20	-1
Total income tax expense	1,511	983	1,242
Effective tax rate (in %)	27.0	19.5	25.5

Components of Recognized Deferred Tax Assets and Liabilities

€ millions	2018	2017
Deferred tax assets
Intangible assets	668	563
Property, plant, and equipment	28	10
Other financial assets	11	12
Trade and other receivables	55	57
Pension provisions	116	112
Share-based payments	140	164
Other provisions and obligations	424	408
Contract liabilities/deferred income	229	77
Carryforwards of unused tax losses	150	202
Research and development and foreign tax credits	21	166
Other	181	75
Total deferred tax assets	2,023	1,846
Deferred tax liabilities
Intangible assets	628	617
Property, plant, and equipment	95	92
Other financial assets	133	115
Trade and other receivables	153	125
Pension provisions	12	9
Share-based payments	0	1
Other provisions and obligations	18	29
Contract liabilities/deferred income	23	22
Other	43	50
Total deferred tax liabilities	1,105	1,060
Total deferred tax assets, net	918	786

Items Not Resulting in a Deferred Tax Asset

€ millions	2018	2017	2016
Unused tax losses
Not expiring	575	375	338
Expiring in the following year	7	9	32
Expiring after the following year	476	535	649
Total unused tax losses	1,058	919	1,019
Deductible temporary differences	509	524	33
Unused research and development and foreign tax credits
Not expiring	54	38	33
Expiring in the following year	0	2	1
Expiring after the following year	18	34	30
Total unused tax credits	72	74	64

Of the unused tax losses, €213 million (2017: €263 million; 2016: €309 million) relate to U.S. state tax loss carryforwards.

In 2018, subsidiaries that suffered a tax loss in either the current or the preceding period recognized deferred tax assets in excess of deferred tax liabilities amounting to €47 million (2017: €79 million; 2016: €189 million), because it is probable that sufficient future taxable profit will be available to allow the benefit of the deferred tax assets to be utilized.

We have not recognized a deferred tax liability on approximately €14.04 billion (2017: €13.21 billion) for undistributed profits of our subsidiaries, because we are in a position to control the timing of the reversal of the temporary difference and it is probable that such differences will not reverse in the foreseeable future.

 Income Tax-Related Litigation

We are subject to ongoing tax audits by domestic and foreign tax authorities. Currently, we are in dispute mainly with the German and only a few foreign tax authorities. The German dispute is in respect of intercompany financing matters and certain secured capital investments, while the few foreign disputes are in respect of the deductibility of intercompany royalty payments and intercompany services. In all cases, we expect that a favorable outcome can only be achieved through litigation. For all of these matters, we have not recorded a provision as we believe that the tax authorities’ claims have no merit and that no adjustment is warranted. If, contrary to our view, the tax authorities were to prevail in their arguments before the court, we would expect to have an additional expense of approximately €1,746 million (2017: €1,884 million) in total (including related interest expenses and penalties of €842 million (2017: €869 million)).